As filed with the Securities and Exchange Commission on June 4, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2015
Updated August 1, 2011

Item 1. Reports to Stockholders.

V2 Hedged Equity Fund

Semi- Annual Report to Shareholders

March 31, 2015

V2 Hedged Equity Fund

March 31, 2015

TABLE OF CONTENTS	Page

Expense Example	1

Schedule of Investments	2

Statement of Assets and Liabilities	6

Statement of Operations	7

Statement of Changes in Net Assets	8

Financial Highlights	9

Notes to Financial Statements	11

Approval of Investment Advisory Agreement

Additional Information

V2 HEDGED EQUITY FUND
EXPENSE EXAMPLE
For the Period Ended March 31, 2015 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 to March 31, 2015 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning account value November 1, 2014	Ending account value March 31, 2015	Expenses paid during the period ended March 31, 2015(1)
Investor Class
Actual Example	$1,000.00	$1,002.00	$6.38
Hypothetical Example,	1,000.00	1,014.31	6.42
assuming a 5% return before expenses
Institutional Class
Actual Example	1,000.00	1,003.10	5.22
Hypothetical Example,	1,000.00	1,015.47	5.25
assuming a 5% return before expenses

(1) Expenses are equal to the Fund’s annualized expense ratio of 1.54% and 1.26% for Investor Class and Institutional Class shares, respectively, multiplied by the average account value over the period, multiplied by 151/365. Assumes all dividends and distributions were reinvested.

V2 Hedged Equity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2015 (Unaudited)

	Number of
	Shares	Value
COMMON STOCKS ― 99.5%
AEROSPACE & DEFENSE ― 2.3%
Honeywell International, Inc.	52,447	$5,470,747

AIR FREIGHT & LOGISTICS ― 2.2%
United Parcel Service, Inc., Cl. B	55,493	5,379,491

BANKS ― 4.5%
JPMorgan Chase & Co.	89,972	5,450,504
U.S. Bancorp (a)	123,665	5,400,450
		10,850,954
BEVERAGES ― 2.2%
The Coca-Cola Co.	132,958	5,391,447

BIOTECHNOLOGY ― 2.2%
Amgen, Inc.	8,324	1,330,591
Biogen, Inc. *	3,128	1,320,767
Celgene Corp. *	11,367	1,310,388
Gilead Sciences, Inc. *	13,224	1,297,671
		5,259,417
CAPITAL MARKETS ― 2.2%
Northern Trust Corp. (a)	77,104	5,370,294

CHEMICALS ― 4.4%
Ecolab, Inc. (a)	47,006	5,376,546
Praxair, Inc. (a)	44,487	5,371,361
		10,747,907
COMMUNICATIONS EQUIPMENT ― 2.3%
QUALCOMM, Inc. (a)	79,785	5,532,292

CONSUMER FINANCE ― 2.2%
American Express Co.	68,511	5,352,079

DISTRIBUTORS ― 2.2%
Genuine Parts Co.	58,043	5,409,027

DIVERSIFIED TELECOMMUNICATION ― 2.0%
Verizon Communications, Inc.	98,508	4,790,444

ELECTRIC UTILITIES ― 2.0%
Xcel Energy, Inc. (a)	139,000	4,838,590

ELECTRONIC EQUIPMENT INSTRUMENTS ― 2.3%
TE Connectivity Ltd. ^	76,180	5,456,012

ENERGY EQUIPMENT & SERVICES ― 2.2%
Schlumberger Ltd. ^ (a)	64,213	5,357,933

FOOD & STAPLES RETAILING ― 2.2%
CVS Health Corp.	52,370	5,405,108

FOOD PRODUCTS ― 4.5%
Hershey Co.	53,051	$5,353,377
Mead Johnson Nutrition Co.	53,870	5,415,551
		10,768,928
HEALTH CARE EQUIPMENT & SUPPLIES ― 2.2%
Abbott Laboratories (a)	115,028	5,329,247

V2 Hedged Equity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2015 (Unaudited)(continued)

	Number of
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES ― 4.5%
UnitedHealth Group, Inc.	45,976	$5,438,501
Universal Health Services, Inc.	45,559	5,362,750
		10,801,251
HOUSEHOLD PRODUCTS ― 2.2%
Colgate-Palmolive Co.	77,774	5,392,849

INDUSTRIAL CONGLOMERATES ― 4.5%
3M Co.	32,938	5,433,123
Roper Industries, Inc. (a)	31,481	5,414,732
		10,847,855
INSURANCE ― 4.5%
Aon PLC ^	56,055	5,388,006
The Chubb Corp. (a)	53,638	5,422,802
		10,810,808
IT SERVICES ― 4.4%
Automatic Data Processing, Inc. (a)	63,402	5,429,747
Visa, Inc.	81,209	5,311,881
		10,741,628
MEDIA ― 4.4%
Disney Walt Co.	50,814	5,329,880
Omnicom Group, Inc. (a)	69,617	5,428,734
		10,758,614
MULTI-UTILITIES ― 2.0%
Dominion Resources, Inc.	67,782	4,803,710

OIL, GAS & CONSUMABLE FUELS ― 6.6%
Chevron Corp.	50,891	5,342,537
ConocoPhillips	84,493	5,260,534
Exxon Mobil Corp.	63,511	5,398,435
		16,001,506
PAPER & FOREST PRODUCTS ― 2.3%
International Paper Co.	99,105	5,499,336

PHARMACEUTICALS ― 6.7%
Johnson & Johnson	53,428	5,374,857
Merck & Co., Inc. (a)	92,979	5,344,433
Pfizer, Inc.	156,637	5,449,401
		16,168,691
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 2.2%
Microchip Technology, Inc.	110,918	5,423,890

SPECIALTY RETAIL ― 2.2%
The Home Depot, Inc. (a)	47,539	5,400,906

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS ― 4.4%
Apple, Inc.	43,167	5,371,270
EMC Corp. (a)	207,879	5,313,387
		10,684,657
TEXTILES, APPAREL & LUXURY GOODS ― 2.3%
V.F. Corp. (a)	72,323	5,446,645

TRADING COMPANIES & DISTRIBUTORS ― 2.2%
W.W. Grainger, Inc.	22,866	5,392,032

TOTAL COMMON STOCKS
(Cost $240,034,913)		$240,884,295

V2 Hedged Equity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2015 (Unaudited)

	Number of
	Contracts	Value
PURCHASED OPTIONS ― 0.5%
PUT OPTIONS ― 0.5%
CBOE S&P 500 Index
Exercise Price: $1,902, Expiration Date 5/04/2015	78	$40,688
Exercise Price: $2,026, Expiration Date 5/04/2015	78	173,910
Exercise Price: $2,011, Expiration Date 5/14/2015	78	189,738
Exercise Price: $2,031, Expiration Date 6/08/2015	78	328,412
Exercise Price: $2,023, Expiration Date 6/29/2015	78	382,296
Total Put Options		1,115,044

TOTAL PURCHASED OPTIONS
(Cost $1,290,043)		$1,115,044

TOTAL INVESTMENTS ― 100.0%
(Cost $241,324,956)		241,999,339
Liabilities in Excess of Other Assets ― 0.0%		(19,563)
TOTAL NET ASSETS ― 100.0%		$241,979,776

* Non-income producing security.
^ U.S. Dollar denominated foreign security.
(a) All or a portion of the security is held as collateral for open short positions.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

V2 Hedged Equity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2015 (Unaudited)

OPTIONS WRITTEN	Number of
	Contracts	Value
CALL OPTIONS
CBOE S&P 500 Index
Exercise Price: $2,111, Expiration Date 4/06/2015	(155)	$(13,046)
Exercise Price: $2,151, Expiration Date 4/13/2015	(140)	(3,582)
Exercise Price: $2,141, Expiration Date 4/20/2015	(140)	(19,891)
Exercise Price: $2,109, Expiration Date 4/27/2015	(140)	(142,727)
Exercise Price: $2,146, Expiration Date 5/04/2015	(140)	(50,504)
Exercise Price: $2,131, Expiration Date 5/11/2015	(150)	(123,462)
Exercise Price: $2,121, Expiration Date 5/18/2015	(143)	(192,952)
Exercise Price: $2,134, Expiration Date 6/01/2015	(150)	(205,754)
TOTAL CALL OPTIONS		(751,918)

PUT OPTIONS
CBOE S&P 500 Index
Exercise Price: $1,964, Expiration Date 5/04/2015	(156)	(168,142)
Exercise Price: $1,941, Expiration Date 5/14/2015	(78)	(94,485)
Exercise Price: $1,957, Expiration Date 6/08/2015	(78)	(191,129)
Exercise Price: $1,953, Expiration Date 6/29/2015	(78)	(248,549)
TOTAL PUT OPTIONS		(702,305)

TOTAL OPTIONS WRITTEN (Premiums received $2,420,190)		$(1,454,223)

V2 Hedged Equity Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2015 (Unaudited)

Assets:
Investments in securities at value (cost $240,034,913)	$240,884,295
Purchased options, at value (cost $1,290,043)	1,115,044
Receivables:
Investment securities sold	205,754
Deposits for options	1,227,338
Dividends and interest	458,770
Prepaid expenses	15,133
Total assets	243,906,334

Liabilities:
Written Options (premiums received $2,420,190)	1,454,223
Payables:
Due to Custodian	120,051
Due to Investment Adviser	223,406
Distribution Fees - Investor Class (Note 6)	104
Accrued other expenses	128,774
Total liabilities	1,926,558

Net Assets	$241,979,776

Components of Net Assets:
Paid-in capital	$242,001,757
Accumulated undistributed net investment income	759,365
Accumulated net realized loss on investments, purchased options and written options	(2,421,696)
Net unrealized appreciation (depreciation) on:
Investments	849,382
Purchased options	(174,999)
Written options	965,967
Net Assets	$241,979,776

Investor Class:
Net Assets	$100,184
Issued and Outstanding	6,685
Net Asset Value, Redemption Price and Offering Price Per Share	$14.99

Institutional Class:
Net Assets	$241,879,592
Issued and Outstanding	16,126,543
Net Asset Value, Redemption Price and Offering Price Per Share	$15.00

The accompanying notes are an integral part of these financial statements.

V2 Hedged Equity Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2015 (Unaudited)

Investment Income:
Dividend income	$2,780,010
Interest income	130
Total investment income	2,780,140

Expenses:
Advisory fees (Note 3)	1,004,807
Administration and fund accounting fees	86,706
Service fees (Note 5)	73,842
Registration fees	28,320
Transfer agent fees and expenses	17,365
Legal fees	11,625
Custody fees	10,727
Audit fees	7,008
Trustees' fees	5,509
Compliance Fee	4,963
Shareholder reporting fees	4,649
Miscellaneous	3,639
Insurance fees	2,778
Interest expense	641
Distribution fees - Investor Class (Note 4)	104

Total expenses	1,262,683

Net investment income	1,517,457

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(716,535)
Purchased options	(1,945,607)
Written Options	240,446
Net realized (loss)	(2,421,696)
Net change in unrealized appreciation/depreciation on:
Investments	849,382
Purchased options	(174,999)
Written Options	965,967
Net change in unrealized appreciation/depreciation	1,640,350
Net realized and unrealized loss on investments, purchased options and written options	(781,346)

Net Increase in Net Assets Resulting from Operations	$736,111

The accompanying notes are an integral part of these financial statements.

V2 Hedged Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

For the Period
November 1, 2014*
Through
March 31, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,517,457
Net realized gain (loss) on investments, purchased options and written options	(2,421,696)
Net change in unrealized appreciation/depreciation on investments, purchased options
and written options	1,640,350
Net increase in net assets resulting from operations	736,111

Distributions to shareholders:
From net investment income:
Investor Class	(272)
Institutional Class	(757,820)
Total distributions to shareholders	(758,092)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	100,000
Institutional Class	242,925,434
Reinvestment of distributions:
Investor Class	272
Institutional Class	757,820
Cost of shares repurchased:
Investor Class	-
Institutional Class	(1,781,769)
Net increase in net assets from capital transactions	242,001,757
Total Increase in Net Assets	241,979,776

Net Assets:
Beginning of year	-
End of year	$241,979,776
Undistributed net investment income	$759,365

Capital Share Transactions:
Shares sold:
Investor Class	6,667
Institutional Class	16,195,029
Shares reinvested:
Investor Class	18
Institutional Class	50,021
Shares repurchased:
Investor Class	-
Institutional Class	(118,507)
Net increase in shares outstanding	16,133,228

The accompanying notes are an integral part of these financial statements.

V2 Hedged Equity Fund
FINANCIAL HIGHLIGHTS
Investor Class

	For the Period
	November 1, 2014*
	Through
	March 31, 2015
Net Asset Value, Beginning of Period	$15.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08
Net realized and unrealized loss on investments	(0.05)
Total Income from Investment Operations	0.03

LESS DISTRIBUTIONS:
From net investment income	(0.04)
Total Distributions	(0.04)

Net Asset Value, End of Period	$14.99

Total Return	0.20	%(1)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$100

Ratio of expenses to average net assets	1.54	%(2)

Ratio of net investment income to average net assets	1.22	%(2)

Portfolio turnover rate(3)	39	%(1)

*	Commencement of Operations
(1)	Not Annualized.
(2)	Annualized.
(3)	Portfolio turnover rate is calculated for the Fund with distinguishing between classes.

V2 Hedged Equity Fund
FINANCIAL HIGHLIGHTS
Institutional Class

	For the Period
	November 1, 2014*
	Through
	March 31, 2015
Net Asset Value, Beginning of Period	$15.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09
Net realized and unrealized loss on investments	(0.04)
Total Income from Investment Operations	0.05

LESS DISTRIBUTIONS:
From net investment income	(0.05)
Total Distributions	(0.05)

Net Asset Value, End of Period	$15.00

Total Return	0.31	% (1)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$241,880

Ratio of expenses to average net assets	1.26	% (2)

Ratio of net investment income to average net assets	1.51	% (2)

Portfolio turnover rate(3)	39	% (1)

*	Commencement of Operations
(1)	Not Annualized.
(2)	Annualized.
(3)	Portfolio turnover rate is calculated for the Fund with distinguishing between classes.

V2 HEDGED EQUITY FUND
Notes to the Financial Statements
March 31, 2015 (Unaudited)

NOTE 1 – ORGANIZATION

V2 Hedged Equity Fund (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  The Fund commenced operations on November 1, 2014.

The Fund’s investment objective is to provide long-term capital appreciation with reduced volatility.

On April 30, 2015, the Board of the Trustees, on behalf of the Fund, upon the recommendation of V2 Capital, LLC (“the Adviser”), and because the Fund is not economically viable with no meaningful prospects for growth, approved a plan to liquidate the Fund. The Fund was liquidated on May 7, 2015.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.

(a) Securities Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

Other financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates,

V2 HEDGED EQUITY FUND
Notes to the Financial Statements
March 31, 2015 (Unaudited) (Continued)

curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of March 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stock	$240,884,295	$-	$-	$240,884,295
Purchased Options	-	1,115,044	-	1,115,044
Total Assets	$240,884,295	$1,115,044	$-	$241,999,339

Liabilities
Written Options	$-	$1,454,223	$-	$1,454,223
Total Liabilities	$-	$1,454,223	$-	$1,454,223

Please refer to the Schedule of Investments for further classification.

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels at period end. There were no Level 3 securities held at period end. The Fund

B. Securities Sold Short:

The Fund is engaged in selling securities short, which obligates it to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. Such deposit is included in “Deposits with brokers” on the Statement of Assets and Liabilities. The Fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Fund on the Statement of Operations.

C. Derivatives:

The Fund employs the use of purchased and written options on the S&P 500 Index in pursuit of its objective.  The option positions serve as a hedge to the long equity positions in the Fund.

Options Contracts – Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Written options which are closed or exercised will result in a gain if the closing transaction is less than the premium received. The Fund, as a writer of an option, has no control over whether the option is exercised and, as a result, bears the market risk of an unfavorable change in the price of the underlying index of the written option. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

V2 HEDGED EQUITY FUND
Notes to the Financial Statements
March 31, 2015 (Unaudited) (Continued)

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Purchasing options will result in a gain if the closing transaction is more than the premium paid.

The Fund both purchased and wrote options contracts during the period ended March 31, 2015. The Fund had outstanding purchased and written option contracts outstanding as listed on the Schedule of Investments as of March 31, 2015.

Derivative Investment Holdings Categorized by Risk Exposure — The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Fund’s derivative contracts by primary risk exposure as of March 31, 2015:

	Asset derivatives		Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Value	Statement of Assets and Liabilities location	Value

Equity contracts	Purchased options	$1,115,044	Written options	$1,454,223

Total		$1,115,044		$1,454,223

The following table sets forth the Fund’s realized gain (loss), as reflected in the Statement of Operations, by primary risk exposure and by type of derivative contract for the period ended March 31, 2015:

Risk exposure category	Purchased options	Written options	Total
Equity contracts	$(1,945,607)	$240,446	$(1,705,161)
Total	$(1,945,607)	$240,446	$(1,705,161)

The following table sets forth the Fund’s change in unrealized appreciation/(depreciation) by primary risk exposure and by type of derivative contract for the period ended March 31, 2015:

Risk exposure category	Purchased options	Written options	Total
Equity contracts	$(174,999)	$965,967	$790,968
Total	$(174,999)	$965,967	$790,968

Volume of derivative instruments for the Fund during the period ended March 31, 2015:

Derivative Type	Unit of Measure	Quarterly Quantity Average
Purchased Options	Contracts	312
Written Options	Contracts	1,409

V2 HEDGED EQUITY FUND
Notes to the Financial Statements
March 31, 2015 (Unaudited) (Continued)

D. Security Transactions, Investment Income, and Distributions.

The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the first-in, first-out method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E. Use of Estimates.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

F. Federal Income Taxes.

The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders.  Therefore no provision is made for federal income taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income an realized gains and losses is recorded by the fund.

As of and during the period ended March 31, 2015, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations.  During the period, the Fund did no incur any interest or tax penalties.  The Fund has not currently filed any tax returns; generally, tax authorities can examine tax returns filed for the preceding three years.

G. Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with the Adviser.  Under the terms of the agreement, the Fund pays the Adviser a fee equal to an annual rate of 1.00% of the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as the Fund’s administrator.  The Fund pays the administrator a monthly fee computed at an annual rate of 0.08 percent of the first $250,000,000 of the Fund's average net assets, 0.06 percent on the next $250,000,000 of the Fund’s average net assets and 0.05 percent on the balance of the Fund's average net assets, subject to a $78,000 annual minimum.  USBFS also serves as the Fund's transfer agent.

U.S. Bank, N.A. serves as the Fund's custodian.  Foreside Fund Services, LLC, acts as the Fund’s distributor and principal underwriter.

The Independent Trustees were paid $5,509 for their services during the period ended March 31, 2015.  No compensation is paid to the Interested Trustee or officers of the Trust.

NOTE 4 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class shares. For the period ended March 31, 2014, distribution fees incurred are disclosed on the Statement of Operations.

NOTE 5 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of the Investor Class and 0.10% of the Institutional Class shares serviced by shareholder servicing agents who provide administrative and support services to their customers. For the period ended March 31, 2014, service fees incurred are disclosed on the Statement of Operations.

NOTE 6 – Investment Transactions

Purchases and sales of investment securities (excluding options) for the Fund for the period ended March 31, 2015, were as follows:

Purchases	$334,907,321
Sales	$94,155,872

NOTE 7 – Subsequent Events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.  As disclosed in Note 1, the Fund liquidated on May 7, 2015.  Management has concluded there are no other subsequent events requiring adjustment or disclosure in the financial statements presented in this report.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
FOR THE V2 HEDGED EQUITY FUND

SEMI-ANNUAL REPORT – Period Ended 3.31.15

At a meeting held on May 22, 2014, the Board of Trustees (the “Board”) of Trust for Advised Portfolios (the “Trust”), including all Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”), approved a new investment advisory agreement (“Advisory Agreement”) with V2 Capital LLC. (“V2” or the “Adviser”), for the V2 Hedged Equity Fund (the “Fund”), a new series of the Trust.  Ahead of the May meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services to be provided by the Adviser to the Fund under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s initial approval of the Advisory Agreement:

In considering the approval of the Advisory Agreement, the Board considered the following factors and made the following determinations.  In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

•
In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel that would be involved in the day-to-day activities of the Fund.  The Board reviewed the proposed services that V2 would provide to the Fund as investment adviser, noting to what degree those services extended beyond portfolio management.  The Trustees also considered the structure of the compliance procedures and the trading capability of V2.  The Board concluded that V2 had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided would be satisfactory and reliable.

•	The Board considered the performance of V2’s private fund using a similar strategy.

•
The Trustees also reviewed the anticipated cost of the proposed services, the proposed structure and level of advisory fees payable by the Fund.  After reviewing the materials that were provided, the Trustees concluded that the fees to be received by V2 were fair and reasonable.

•
The Trustees discussed the likely overall profitability of V2 from managing the Fund.  In assessing profitability, the Trustees reviewed V2’s financial information provided in the Board materials and took into account both the likely direct and indirect benefits to V2 from managing the Fund.  The Trustees concluded that V2’s profit from managing the Fund would likely not be excessive and, after review of relevant financial information, V2 appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

V2 Hedged Equity Fund
Additional Information
March 31, 2015 (Unaudited)

Form N-Q
The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
The Fund files its proxy voting records annually as of June 30 with the SEC on Form N-PX.  The Fund’s Form N-PX is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By /s/ Christopher E. Kashmerick
         Christopher E. Kashmerick, President

Date June 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Christopher E. Kashmerick
                      Christopher E. Kashmerick, President

Date June 2, 2015

By /s/ Russell B. Simon
                      Russell B. Simon, Treasurer

Date June 2, 2015